Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 May 4, 2018

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 574 to Registration Statement
 No.333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each Fund listed in Exhibit A, the form of the Fund's prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 574 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 26, 2018.

If you have any questions, please contact me at (617) 210-3682.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

 Exhibit A

Wells Fargo Managed Account CoreBuilder Shares - Series M